INCOME TAX	12 Months Ended
Dec. 31, 2022
INCOME TAX
INCOME TAX

9.INCOME TAX

The Company is not subject to income or other taxes in the Cayman Islands. However, subsidiaries are subject to taxes of the jurisdiction where they are located.

Cayman Islands

The Company is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

United States

Belite Bio Holdings Corp. and Belite Bio, LLC are subject to U.S. federal corporate income tax at a rate of 21% and state income tax in California at a rate of 8.84%.

Hong Kong

Belite Bio (HK) Limited is subject to Hong Kong profits tax on the taxable income as reported in the respective statutory financial statements adjusted in accordance with the relevant Hong Kong tax laws. The applicable tax rate in Hong Kong is 16.5%.

Australia

RBP4 Pty Ltd is subject to Australia profits tax on the taxable income as reported in their respective statutory financial statements adjusted in accordance with the relevant Australia tax laws. The applicable tax rate in Australia is 30%.

PRC

Provision for PRC corporate income tax is calculated based on the statutory income tax rate of 25% on the assessable income of Belite Shanghai during the years ended December 31, 2020, 2021 and 2022 in accordance with relevant PRC enterprise income tax legislation, interpretations and practices.

No provision for PRC corporate income tax has been made for the years ended December 31,2020, 2021 and 2022 as Belite Shanghai had no such assessable profit for the year then ended.

The Company and its subsidiaries file separate income tax returns. As of December 31, 2022, the tax returns of Belite Bio Holdings Corp. and Belite Bio, LLC for the tax year 2019 to 2021 are subject to examination by United States and states authorities. The tax returns of Belite Bio (HK) Limited for the tax year 2021 is subject to examination by Hong Kong tax authorities. The tax returns of RBP4 Pty Ltd for the tax year 2018 to 2021 are subject to examination by Australia authorities. The tax returns of Belite Shanghai for tax year 2021 is subject to examination by tax authorities. There are currently no pending examinations.

The applicable statutory income tax rate in the Cayman Islands was zero for the Company for the years being reported. Reconciliation between the income tax expense computed by applying the statutory tax rate to loss before income tax and the actual provision for income tax is as follows:

The provision for income taxes is based on the following pretax loss:

	For the years ended December 31,
	2020	2021	2022
United States	$(331)	$(413)	$(1,097)
Other than United States	(5,421)	(9,253)	(11,551)
Total	$(5,752)	$(9,666)	$(12,648)

	For the years ended December 31,
Income Tax Expense	2020	2021	2022
Current	$1	$—	$—
Deferred	—	—	—
Total Income Tax Expense	$1	$—	$—

	For the
	years ended December 31,
	2020	2021	2022
Federal statutory tax rate	21.00%	21.00%	21.00%
Effect of tax rates in foreign jurisdiction	(18.32)%	(15.85)%	(9.56)%
State taxes	0.40%	0.30%	0.60%
Research and development credit	(0.03)%	(0.33)%	(3.13)%
Non-deductible expenses	0.26%	0.20%	0.44%
Changes in valuation allowances	(3.33)%	(5.32)%	(9.35)%
Effective tax rate	$(0.02)%	$0.00%	$0.00%

No reserve for uncertain tax positions was recorded for the years ended December 31, 2020, 2021 and 2022. The Company does not expect that the assessment regarding unrecognized tax positions will materially change over the next 12 months. The Company is not currently under examination by an income tax authority, nor has been notified that an examination is contemplated.

The deferred income tax assets of December 31, 2021 and 2022 consisted of the following:

	As of December 31,
	2021	2022
Deferred income tax assets
Research and development credits	$86	$169
Net operating loss carryforwards	1,266	2,398
	1,352	2,567
Valuation allowance	(1,352)	(2,567)
Total net deferred income tax assets	$—	$—

Realization of the net deferred tax assets is dependent on factors including future reversals of existing taxable temporary differences and adequate future taxable income, exclusive of reversing deductible temporary differences and tax loss carry forwards. The Company evaluates the potential realization of deferred tax assets on an entity-by-entity basis. As of December 31, 2021 and 2022, the Company and all of its subsidiaries were in cumulative loss position, valuation allowances were provided against deferred tax assets in entities where it was determined it was more likely than not that the benefits of the deferred tax assets will not be realized.

As of December 31, 2021 and 2022, Belite Bio, LLC had U.S. federal and state research and development credit carryforwards of approximately $86 and $169, respectively. The U.S. federal research and development credit will expire from 2039 if not utilized, while the state research and development credit will never expire. Utilization of the research and development credits may be subject to significant annual limitation due to the ownership change limitations provided by the U.S. Internal Revenue Code of 1986 and similar provisions in the State of California’s tax regulations. The annual limitation may result in the expiration of federal research and development credits before utilization.

As of December 31, 2021 and 2022, the Company’s subsidiaries had U.S. net operating loss carryforwards for federal and state tax purpose of $4,512 and $6,670, respectively. If not utilized, the federal and state net operating loss carryforwards incurred before January 1, 2018 will begin to expire in 2036, and the remaining can be carried forward indefinitely but utilization is limited to 80% of the Company’s taxable income in any given tax year based on current federal tax laws. As of December 31, 2022, the Company’s subsidiary had Australia net operating loss carryforwards for tax purpose of $3,491 that do not expire. As of December 31, 2022, the Company’s subsidiaries had Hong Kong net operating loss carryforwards for tax purpose of $3,111 that do not expire. As of December 31, 2022, the Company’s subsidiaries had China net operating loss carryforwards for tax purpose of $39 which will begin to expire starting in 2026.